Columbia Contrarian Core Fund
Third Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Contrarian Core Fund, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 11.7%
Diversified Telecommunication Services 0.7%
Verizon Communications, Inc.	2,868,767	137,155,750
Entertainment 2.9%
Netflix, Inc.(a)	2,967,324	255,249,211
Take-Two Interactive Software, Inc.(a)	557,204	124,902,849
Walt Disney Co. (The)	1,478,521	150,557,793
Total		530,709,853
Interactive Media & Services 8.1%
Alphabet, Inc., Class A	1,649,044	627,197,395
Alphabet, Inc., Class C	1,355,531	510,262,534
Meta Platforms, Inc., Class A	573,098	362,490,216
Total		1,499,950,145
Total Communication Services		2,167,815,748
Consumer Discretionary 10.2%
Automobiles 0.8%
Tesla, Inc.(a)	360,112	156,933,209
Broadline Retail 6.9%
Amazon.com, Inc.(a)	3,675,293	994,681,298
eBay, Inc.	2,534,809	276,978,579
Total		1,271,659,877
Hotels, Restaurants & Leisure 1.5%
DoorDash, Inc., Class A(a)	753,370	120,004,307
Starbucks Corp.	1,557,200	154,411,952
Total		274,416,259
Household Durables 0.6%
PulteGroup, Inc.	884,732	104,557,628
Textiles, Apparel & Luxury Goods 0.4%
Tapestry, Inc.	528,094	76,816,553
Total Consumer Discretionary		1,884,383,526
Consumer Staples 1.6%
Beverages 0.5%
PepsiCo, Inc.	632,707	91,230,022
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 1.1%
Walmart, Inc.	1,715,821	198,606,281
Total Consumer Staples		289,836,303
Energy 2.7%
Oil, Gas & Consumable Fuels 2.7%
Chevron Corp.	1,338,262	244,179,285
ConocoPhillips Co.	1,223,332	139,435,381
EOG Resources, Inc.	831,767	110,941,082
Total		494,555,748
Total Energy		494,555,748
Financials 12.8%
Banks 2.8%
Bank of America Corp.	4,546,732	234,611,371
JPMorgan Chase & Co.	628,749	188,190,863
Wells Fargo & Co.	1,220,164	94,611,517
Total		517,413,751
Capital Markets 4.1%
Blackrock, Inc.	70,109	73,395,710
Charles Schwab Corp. (The)	2,029,484	177,275,427
Intercontinental Exchange, Inc.	640,227	94,657,562
Morgan Stanley	1,348,497	280,487,376
S&P Global, Inc.	307,750	130,486,000
Total		756,302,075
Financial Services 5.3%
Berkshire Hathaway, Inc., Class B(a)	710,770	337,246,150
Block, Inc., Class A(a)	2,141,454	162,150,897
MasterCard, Inc., Class A	326,748	161,406,977
Visa, Inc., Class A	968,304	316,015,693
Total		976,819,717
Insurance 0.6%
Aon PLC, Class A	350,606	110,812,532
Total Financials		2,361,348,075

Columbia Contrarian Core Fund  | 2026

Portfolio of Investments  (continued)
Columbia Contrarian Core Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 9.2%
Biotechnology 2.3%
AbbVie, Inc.	726,366	158,144,406
Insmed, Inc.(a)	506,797	54,181,667
Vertex Pharmaceuticals, Inc.(a)	491,903	220,146,269
Total		432,472,342
Health Care Equipment & Supplies 1.3%
Boston Scientific Corp.(a)	950,756	45,931,022
DexCom, Inc.(a)	377,212	27,815,613
Intuitive Surgical, Inc.(a)	173,292	73,586,715
Stryker Corp.	292,491	89,236,079
Total		236,569,429
Health Care Providers & Services 1.2%
Cigna Group (The)	394,798	109,516,965
UnitedHealth Group, Inc.	286,787	109,067,964
Total		218,584,929
Life Sciences Tools & Services 2.1%
Danaher Corp.	665,790	121,619,859
IQVIA Holdings, Inc.(a)	390,482	71,149,725
Thermo Fisher Scientific, Inc.	300,503	148,000,733
Waters Corp.(a)	146,768	56,295,802
Total		397,066,119
Pharmaceuticals 2.3%
Eli Lilly & Co.	380,428	420,372,940
Total Health Care		1,705,065,759
Industrials 8.1%
Aerospace & Defense 1.8%
Boeing Co. (The)(a)	963,122	222,625,650
General Electric Co.	63,453	20,543,543
RTX Corp.	463,869	83,338,705
Total		326,507,898
Building Products 0.7%
Carrier Global Corp.	2,043,431	130,513,938
Commercial Services & Supplies 0.5%
Waste Management, Inc.	439,794	92,998,839
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.9%
Eaton Corp. PLC	565,319	226,466,791
GE Vernova, Inc.	121,699	117,843,576
Total		344,310,367
Industrial Conglomerates 1.7%
Honeywell International, Inc.	1,357,035	322,784,345
Machinery 1.0%
PACCAR, Inc.	702,508	77,535,808
Stanley Black & Decker, Inc.	1,263,166	100,320,644
Total		177,856,452
Professional Services 0.5%
Jacobs Solutions, Inc.	827,832	99,223,944
Total Industrials		1,494,195,783
Information Technology 39.0%
Electronic Equipment, Instruments & Components 1.7%
TE Connectivity PLC	1,504,843	321,148,545
IT Services 0.8%
Okta, Inc.(a)	1,117,617	137,768,647
Semiconductors & Semiconductor Equipment 19.2%
Applied Materials, Inc.	567,462	255,391,948
Broadcom, Inc.	1,431,505	639,553,489
Lam Research Corp.	643,180	204,647,012
Marvell Technology, Inc.	1,007,091	206,453,655
Micron Technology, Inc.	333,492	323,820,732
NVIDIA Corp.	7,204,324	1,521,120,969
Texas Instruments, Inc.	1,296,989	396,463,598
Total		3,547,451,403
Software 9.5%
Intuit, Inc.	201,068	66,660,074
Microsoft Corp.	2,463,912	1,109,351,739
Oracle Corp.	966,971	218,322,712
Palo Alto Networks, Inc.(a)	646,904	182,226,388
Salesforce, Inc.	288,639	55,158,913
Synopsys, Inc.(a)	254,181	120,893,567
Total		1,752,613,393
Columbia Contrarian Core Fund  | 2026

Portfolio of Investments  (continued)
Columbia Contrarian Core Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 7.8%
Apple, Inc.	3,739,285	1,166,881,277
Dell Technologies, Inc.	664,681	279,770,880
Total		1,446,652,157
Total Information Technology		7,205,634,145
Materials 0.6%
Chemicals 0.6%
International Flavors & Fragrances, Inc.	1,430,626	108,799,107
Total Materials		108,799,107
Real Estate 1.1%
Specialized REITs 1.1%
Equinix, Inc.	194,120	207,327,925
Total Real Estate		207,327,925
Utilities 1.6%
Multi-Utilities 1.6%
DTE Energy Co.	1,353,378	193,357,115
Public Service Enterprise Group, Inc.	1,170,311	92,044,960
Total		285,402,075
Total Utilities		285,402,075
Total Common Stocks (Cost $8,765,227,480)		18,204,364,194

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(b),(c)	240,765,357	240,669,051
Total Money Market Funds (Cost $240,668,211)		240,669,051
Total Investments in Securities (Cost: $9,005,895,691)		18,445,033,245
Other Assets & Liabilities, Net		25,646,187
Net Assets		18,470,679,432
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	138,367,138	2,900,218,680	(2,797,905,295)	(11,472)	240,669,051	(48,101)	7,883,373	240,765,357
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Contrarian Core Fund  | 2026

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3QT133_(07/26)